Income Taxes - Summary of Movement of Valuation Allowance (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2022 CNY (¥)	Feb. 28, 2022 USD ($)	Feb. 28, 2021 CNY (¥)
Valuation Allowance [Abstract]
Balance at the beginning of the year	¥ (6,301)	$ (999)	¥ (3,064)
Provided	(23,079)	(3,658)	(3,733)
Written off	2,012	319	496
Balance at the end of the year	¥ (27,368)	$ (4,338)	¥ (6,301)